Summary of significant accounting policies (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Foreign currency translation, net of tax of nil and nil	$ (18,904,578)	(120,100,781)	(116,200,924)
Unrealized gain (loss) on available-for-sales investments	(619,931)	(3,938,425)	(3,128,000)
Total	$ (19,524,509)	(124,039,206)	(119,328,924)